Summary of Significant Accounting Policies (Details 4)	12 Months Ended
Sep. 27, 2015
Stock Purchase Plan [Abstract]
Minimum service hours for stock purchase plan eligibility	400 hours
Percentage discount from purchase date market value under stock purchase plan	5.00%
Stock Option [Member]
Stock Incentive Plan [Abstract]
Period from grant date to beginning of options vesting	1 year
Stock Option Vesting Term 1 [Member] | Stock Option [Member]
Stock Incentive Plan [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Stock Option Vesting Term 2 [Member] | Stock Option [Member]
Stock Incentive Plan [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	9 years
Restricted Stock Vesting Term 1 [Member] | Restricted Stock [Member]
Stock Incentive Plan [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Restricted Stock Vesting Term 2 [Member] | Restricted Stock [Member]
Stock Incentive Plan [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 years
Expiration Period 1 [Member] | Stock Option [Member]
Stock Incentive Plan [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Expiration Period 2 [Member] | Stock Option [Member]
Stock Incentive Plan [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Expiration Period 3 [Member] | Stock Option [Member]
Stock Incentive Plan [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years